Consolidated Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2011	Jul. 31, 2011	Jul. 31, 2010
Consolidated Balance Sheets
Common stock, authorized shares	3,200,000,000	3,200,000,000	3,200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued shares	56,856,000	56,856,000	68,480,000
Common stock, outstanding shares	56,856,000	56,856,000	68,480,000
Warrants issued	14,696,000	13,696,000
Warrants outstanding	14,696,000	13,696,000